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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI              San Diego, California     11/12/10
   -------------------------------    ---------------------   -------------
            [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 27
                                        --------------------

Form 13F Information Table Value Total: $ 6,010,158
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                        TITLE                VALUE SHARES/    SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             OF CLASS   CUSIP    (X$1000) PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED NONE
------------------------------------ --------- ---------  -------- ---------- ---- ---- -------- -------- ---------- ------ ----
National Semiconductor Corp.            COM    637640103  $291,506 22,827,387 SH         SOLE             22,827,387
Baxter International Inc.               COM    071813109  $551,113 11,551,316 SH         SOLE             11,551,316
Unum Group                              COM    91529Y106  $324,493 14,649,797 SH         SOLE             14,649,797
The Home Depot, Inc.                    COM    437076102  $505,637 15,960,772 SH         SOLE             15,960,772
The Home Depot, Inc.                    COM    437076102  $148,240  4,679,291 SH         OTHER             4,679,291
Harman International Industries Inc.    COM    413086109  $ 68,440  2,048,479 SH         SOLE              2,048,479
Charles River Lab. Intl. Inc.           COM    159864107  $107,505  3,242,990 SH         SOLE              3,242,990
SUPERVALU  Inc.                         COM    868536103  $ 21,763  1,887,512 SH         SOLE              1,887,512
Genzyme Corporation                     COM    372917104  $721,899 10,197,748 SH         SOLE             10,197,748
Genzyme Corporation                     COM    372917104  $ 28,918    408,500 SH         OTHER               408,500
SPDR S&P 500 ETF Trust                  COM    78462F103  $191,614  1,678,913 SH         SOLE              1,678,913
Esterline Technologies Corp.            COM    297425100  $ 43,875    766,649 SH         SOLE                766,649
Freeport-McMoRan Copper & Gold Inc.     COM    35671D857  $102,103  1,195,725 SH         SOLE              1,195,725
Occidental Petroleum Corporation        COM    674599105  $489,573  6,252,530 SH         SOLE              6,252,530
Gildan Activewear Inc.                  COM    375916103  $ 73,183  2,605,309 SH         SOLE              2,605,309
Ameriprise Financial, Inc.              COM    03076C106  $ 50,056  1,057,600 SH         SOLE              1,057,600
iShares Russell Midcap Value Index      COM    464287473  $ 22,099    547,400 SH         SOLE                547,400
AGCO Corporation                        COM    001084102  $ 17,544    449,736 SH         SOLE                449,736
Intuit Inc.                             COM    461202103  $533,678 12,181,652 SH         SOLE             12,181,652
CVS Caremark Corporation                COM    126650100  $645,922 20,525,010 SH         SOLE             20,525,010
Deere & Company                         COM    244199105  $442,846  6,346,311 SH         SOLE              6,346,311
Progress Software Corporation           COM    743312100  $ 34,580  1,044,700 SH         SOLE              1,044,700
McDermott International, Inc.           COM    580037109  $ 48,715  3,296,000 SH         SOLE              3,296,000
The Babcock & Wilcox Company            COM    05615F102  $ 27,113  1,274,099 SH         SOLE              1,274,099
Symantec Corp.                          COM    871503108  $ 83,555  5,507,894 SH         SOLE              5,507,894
QUALCOMM Incorporated                   COM    747525103  $250,345  5,548,421 SH         SOLE              5,548,421
The Allstate Corporation                COM    020002101  $183,843  5,827,023 SH         SOLE              5,827,023